Long-term debt - Principal Repayments of Debt (Details)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Total	$ 8,414,589
2023
Disclosure of detailed information about borrowings [line items]
Total	8,394,589
2024
Disclosure of detailed information about borrowings [line items]
Total	20,000
Crown Capital Funding Partner LP
Disclosure of detailed information about borrowings [line items]
Total	7,701,650
Crown Capital Funding Partner LP | 2023
Disclosure of detailed information about borrowings [line items]
Total	7,701,650
WordZ Xpressed Inc
Disclosure of detailed information about borrowings [line items]
Total	432,939
WordZ Xpressed Inc | 2023
Disclosure of detailed information about borrowings [line items]
Total	432,939
Home Tech VTB
Disclosure of detailed information about borrowings [line items]
Total	280,000
Home Tech VTB | 2023
Disclosure of detailed information about borrowings [line items]
Total	260,000
Home Tech VTB | 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 20,000